CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 157,032	$ 130,784	$ 131,127
Adjustments to net income:
Depreciation and amortization	120,699	93,782	88,778
Income from discontinued operations	(8,953)	(12,656)	(15,044)
Gain on sale of real estate	(540)	0	0
Amortization of share-based compensation	7,873	6,166	4,726
Amortization of net premiums on mortgages payable	(189)	0	0
Provisions for impairment on real estate held for investment	10	849	199
Cash provided by discontinued operations:
Real estate	5,635	6,518	10,342
Proceeds from sales of real estate	0	0	1,987
Collection of principal on notes receivable	3,032	138	129
Changes in assets and liabilities:
Accounts receivable and other assets	5,209	5,270	3,607
Accounts payable, accrued expenses and other liabilities	9,144	12,517	856
Net cash provided by operating activities	298,952	243,368	226,707
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of income producing investment properties	(957,347)	(716,776)	(61,319)
Proceeds from sales of real estate:
Continuing operations	2,268	0	0
Discontinued operations	21,859	25,779	20,074
Loan receivable	(1,593)	0	0
Restricted escrow deposits	(50)	(6,361)	(4,479)
Net cash used in investing activities	(934,863)	(697,358)	(45,724)
CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions to common stockholders	(219,297)	(182,500)	(178,008)
Cash dividends to preferred stockholders	(24,253)	(24,253)	(24,253)
Borrowings under lines of credit	612,800	612,200	4,600
Payments on lines of credit	(375,400)	(616,800)	0
Principal payments on mortgages	(279)	0	0
Proceeds from common stock offerings, net	489,236	432,591	0
Proceeds from bonds issued, net	140,136	0	0
Proceeds from notes payable issued, net	0	246,131	0
Debt issuance costs	0	(4,091)	0
Principal payment on notes payable	0	0	(20,000)
Proceeds from dividend reinvestment and stock purchase plan, net	1,894	0	0
Other items	(2,368)	(1,707)	(111)
Net cash provided by (used in) financing activities	622,469	461,571	(217,772)
Net increase (decrease) in cash and cash equivalents	(13,442)	7,581	(36,789)
Cash and cash equivalents, beginning of year	17,607	10,026	46,815
Cash and cash equivalents, end of year	$ 4,165	$ 17,607	$ 10,026